Nature of Business	12 Months Ended
Dec. 31, 2013
Nature of Business

Note 1—Nature of Business

Pacific Drilling S.A. and its subsidiaries (“Pacific Drilling,” the “Company,” “we,” “us” or “our”) is an international offshore drilling contractor committed to becoming the preferred provider of ultra-deepwater drilling services to the oil and natural gas industry through the use of high-specification rigs. Our primary business is to contract our ultra-deepwater rigs, related equipment and work crews, primarily on a dayrate basis, to drill wells for our clients. As of December 31, 2013, we were operating five drillships under client contract and have three drillships under construction at Samsung Heavy Industries (“SHI”), one of which is under client contract.

Pacific Drilling S.A. was formed on March 11, 2011, as a Luxembourg company under the form of a société anonyme to act as an indirect holding company for its predecessor, Pacific Drilling Limited (our “Predecessor”), a company organized under the laws of Liberia, and its subsidiaries in connection with a corporate reorganization completed on March 30, 2011, referred to as the “Restructuring.” In connection with the Restructuring, our Predecessor was contributed to a wholly-owned subsidiary of the Company by a subsidiary of Quantum Pacific International Limited, a British Virgin Islands company and parent company of an investment holdings group (the “Quantum Pacific Group”). The Company did not engage in any business or other activities prior to the Restructuring except in connection with its formation and the Restructuring.